UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 03/31/2011

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 3/31/2011

		VALUE
		------------

COMMON STOCKS -- 89.29%
	Consumer Discretionary - Automobiles & Components -- 0.99%
70,000	Thor Industries, Inc.	2,335,900
		------------

	Consumer Discretionary - Durables & Apparel -- 3.13%
60,000	G-III Apparel Group, Ltd. *	2,254,800
345,000	Liz Claiborne, Inc. *	1,859,550
55,000	Tupperware Brands Corporation	3,284,050
		------------
		7,398,400
		------------

	Consumer Discretionary - Media -- 1.24%
50,000	Morningstar, Inc.	2,919,000
		------------

	Consumer Discretionary - Retailing -- 7.93%
105,000	Aaron's, Inc.	2,662,800
85,000	Ascena Retail Group, Inc. *	2,754,850
135,000	Express, Inc.	2,637,900
55,000	Jos. A. Bank Clothiers, Inc. *	2,798,400
77,500	Monro Muffler Brake, Inc.	2,555,950
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,609,750
65,000	Zumiez Inc. *	1,717,950
		------------
		18,737,600
		------------

	Consumer Discretionary - Services -- 2.67%
125,000	Texas Roadhouse, Inc.	2,123,750
410,000	Wendy's/Arby's Group, Inc.	2,062,300
60,000	WMS Industries Inc. *	2,121,000
		------------
		6,307,050
		------------

	Consumer Staples - Food, Beverage & Tobacco -- 1.08%
45,000	TreeHouse Foods, Inc. *	2,559,150
		------------

	Consumer Staples - Household & Personal Products -- 0.97%
200,000	Prestige Brands Holdings, Inc. *	2,300,000
		------------

	Energy -- 3.29%
70,000	Bolt Technology Corporation *	947,800
50,000	Brigham Exploration Company *	1,859,000
22,500	Bristow Group Inc. *	1,064,250
35,000	Rosetta Resources, Inc. *	1,663,900
30,000	SM Energy Company	2,225,700
		------------
		7,760,650
		------------

	Financials - Banks -- 4.51%
110,000	Associated Banc-Corp	1,633,500
101,000	Baylake Corp.	434,300
60,000	Community Bank System, Inc.	1,456,200
73,394	First Financial Bancorp.	1,224,946
150,513	FirstMerit Corporation	2,567,752
30,000	IBERIABANK Corporation	1,803,900
100,000	PrivateBancorp, Inc.	1,529,000
		------------
		10,649,598
		------------

	Financials - Diversified -- 4.10%
23,000	Affiliated Managers Group, Inc. *	2,515,510
180,000	Duff & Phelps Corporation - Class A	2,876,400
45,000	Eaton Vance Corp.	1,450,800
70,000	Waddell & Reed Financial, Inc.	2,842,700
		------------
		9,685,410
		------------

	Financials - Insurance -- 1.61%
90,000	Brown & Brown, Inc.	2,322,000
47,500	HCC Insurance Holdings, Inc.	1,487,225
		------------
		3,809,225
		------------

	Health Care - Equipment & Services -- 9.10%
114,000	Allscripts Healthcare Solutions, Inc. *	2,392,860
43,500	Computer Programs and Systems, Inc.	2,796,180
120,000	DexCom, Inc. *	1,862,400
26,000	IDEXX Laboratories, Inc. *	2,007,720

94,400	Insulet Corporation *	1,946,528
75,000	Masimo Corporation	2,482,500
104,550	Meridian Bioscience, Inc.	2,508,154
35,000	MWI Veterinary Supply, Inc. *	2,823,800
106,500	VCA Antech, Inc. *	2,681,670
		------------
		21,501,812
		------------

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 2.97%
49,500	Charles River Laboratories International, Inc. *	1,899,810
69,500	PAREXEL International Corporation *	1,730,550
20,000	Perrigo Company	1,590,400
25,000	Techne Corporation	1,790,000
		------------
		7,010,760
		------------

	Industrials - Capital Goods -- 8.38%
120,000	Beacon Roofing Supply, Inc. *	2,456,400
42,650	Graco Inc.	1,940,149
27,500	Middleby Corporation (The) *	2,563,550
32,500	MSC Industrial Direct Co., Inc. - Class A	2,225,275
55,000	RBC Bearings Incorporated *	2,102,650
40,000	Regal-Beloit Corporation	2,953,200
75,000	Robbins & Myers, Inc.	3,449,250
48,750	Sun Hydraulics Corporation	2,101,125
		------------
		19,791,599
		------------

	Industrials - Commercial & Professional Services -- 9.17%
65,000	Copart, Inc. *	2,816,450
60,000	Exponent, Inc. *	2,676,600
127,500	Healthcare Services Group, Inc.	2,241,450
85,000	Huron Consulting Group Inc. *	2,353,650
70,000	ICF International, Inc. *	1,437,800
32,500	IHS Inc. - Class A *	2,884,375
105,000	Mobile Mini, Inc. *	2,522,100
80,000	Ritchie Bros. Auctioneers Incorporated	2,252,000
140,000	Standard Parking Corporation *	2,486,400
		------------
		21,670,825
		------------

	Industrials - Transportation -- 2.09%
75,000	Hub Group, Inc. - Class A *	2,714,250
100,000	Marten Transport, Ltd.	2,230,000
		------------
		4,944,250
		------------

	Information Technology - Hardware & Equipment -- 3.37%
110,000	Aeroflex Holding Corp. *	2,003,100
180,000	Ceragon Networks Ltd. *	2,174,400
73,500	FLIR Systems, Inc.	2,543,835
115,000	Intermec, Inc. *	1,240,850
		------------
		7,962,185
		------------

	Information Technology -
	Semiconductors & Semiconductor Equipment -- 5.55%
20,000	Cavium Networks, Inc. *	898,600
100,000	CEVA, Inc. *	2,673,000
80,000	Cirrus Logic Inc. *	1,682,400
75,000	OmniVision Technologies, Inc. *	2,664,750
45,000	Silicon Laboratories, Inc. *	1,944,450
100,000	Skyworks Solutions, Inc. *	3,242,000
		------------
		13,105,200
		------------

	Information Technology - Software & Services -- 13.73%
47,500	ANSYS, Inc. *	2,574,025
120,000	Bottomline Technologies (de), Inc. *	3,016,800
27,500	Concur Technologies, Inc. *	1,524,875
197,300	Echo Global Logistics, Inc. *	2,590,549
25,000	FactSet Research Systems Inc.	2,618,250
55,000	Fortinet *	2,420,000
40,000	Informatica Corporation *	2,089,200
80,000	Jack Henry and Associates, Inc.	2,711,200
52,500	ManTech International Corporation - Class A *	2,226,000
54,500	MICROS Systems, Inc. *	2,693,935
30,000	Quality Systems, Inc.	2,500,200
150,000	Radiant Systems, Inc. *	2,655,000
100,000	Smith Micro Software, Inc. *	936,000
80,000	SolarWinds, Inc. *	1,876,800
		------------
		32,432,834
		------------

	Materials -- 3.41%
58,500	AptarGroup, Inc.	2,932,605
110,000	RPM International, Inc.	2,610,300

	70,000	Sensient Technologies Corporation	2,508,800
			------------
			8,051,705
			------------
		TOTAL COMMON STOCKS (cost $138,210,025)	210,933,153
			------------

SHORT	-TERM INVESTMENTS -- 9.61%
		Commercial Paper - 9.06%
	$1,000,000	Sara Lee Corporation 04/01/11, 0.28%	1,000,000
	1,375,000	General Mills, Inc. 04/04/11, 0.25%	1,374,971
	800,000	Integrys Energy Group, Inc. 04/04/11, 0.27%	799,982
	1,100,000	Integrys Energy Group, Inc. 04/04/11, 0.28%	1,099,974
	1,000,000	Bemis Company, Inc. 04/05/11, 0.33%	999,964
	1,000,000	BMW US Capital, LLC 04/05/11, 0.33%	999,964
	1,125,000	Sara Lee Corporation 04/06/11, 0.31%	1,124,952
	650,000	Clorox Company (The) 04/07/11, 0.30%	649,968
	250,000	Clorox Company (The) 04/07/11, 0.40%	249,983
	1,000,000	UnitedHealth Group Incorporated 04/07/11, 0.35%	999,942
	600,000	Clorox Company (The) 04/08/11, 0.30%	599,965
	1,244,000	UnitedHealth Group Incorporated 04/08/11, 0.35%	1,243,915
	1,250,000	BMW US Capital, LLC 04/11/11, 0.30%	1,249,896
	700,000	Sara Lee Corporation 04/11/11, 0.30%	699,942
	600,000	Clorox Company (The) 04/12/11, 0.31%	599,943
	900,000	Sara Lee Corporation 04/12/11, 0.29%	899,920
	675,000	Kellogg Company 04/13/11, 0.27%	674,939
	800,000	Prudential Financial, Inc. 04/13/11, 0.28%	799,925
	1,025,000	Prudential Financial, Inc. 04/14/11, 0.28%	1,024,896
	1,000,000	Sara Lee Corporation 04/15/11, 0.28%	999,891
	800,000	Clorox Company (The) 04/25/11, 0.29%	799,845
	1,500,000	Kellogg Company 04/29/11, 0.25%	1,499,708
	1,000,000	Kellogg Company 04/29/11, 0.25%	999,806
			------------
			21,392,291
			------------
		Variable Rate Security - 0.55%
	1,307,807	American Family Financial Services Inc. 04/01/11, 0.10%(1)	1,307,807
			------------
		TOTAL SHORT-TERM INVESTMENTS (cost $22,700,098)	22,700,098
			------------
		TOTAL SECURITY HOLDINGS (cost $160,910,123) - 98.90%	233,633,251
			------------
		ASSETS, NET OF OTHER LIABILITIES - 1.10%	2,601,107
			------------
		TOTAL NET ASSETS	236,234,358
			------------
			------------

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

* NON-INCOME PRODUCING

% OF NET ASSETS

As of March 31, 2011, investment cost for federal tax purposes was $161,311,346 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$75,723,594
Unrealized depreciation	(3,401,689)
-----------
Net unrealized appreciation	72,321,905
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 – quoted prices in active markets for identical investments

       Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$210,933,153
Level 2 -
Commercial Paper	21,392,291

Variable Rate Security	1,307,807
Level 3 -
None
------------
Total	$233,633,251
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/05/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/05/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/05/2011